Intangible Assets, Net - Amortization (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 02, 2021	Dec. 31, 2022
Anticipated amortization of intangible assets
Amortization of Intangible Assets	$ 7.0	$ 84.8
Estimated future amortization of intangible assets for the year 2023		84.6
Estimated future amortization of intangible assets for the year 2024		84.2
Estimated future amortization of intangible assets for the year 2025		84.2
Estimated future amortization of intangible assets for the year 2026		84.2
Estimated future amortization of intangible assets for the year 2027		$ 84.2